Warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 28, 2016	Dec. 31, 2020	Dec. 31, 2019
Warrants (Details) [Line Items]
Warrants issued		125,000	125,000
Warrants outstanding		125,000	125,000
Warrants, description		From February to March 2020, the Company consummated three registered direct offerings of 1,373,750 Class A Common Shares and concurrent private placements of warrants to purchase up to 1,373,750 Class A Common Shares with three investors. In late January 2021, 1,255,000 of these warrants were exercised and leaving 118,750 warrants that remain outstanding.
Hangzhou Lianluo [Member]
Warrants (Details) [Line Items]
Warrants issued for services	125,000
Aggregate common stock shares	125,000
Exercise price (in Dollars per share)	$ 17.60